Expense Example - iShares Enhanced International Active ETF - iShares Enhanced International Active ETF	Feb. 19, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 28
Expense Example, with Redemption, 3 Years	$ 87